UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-282099-13

Central Index Key Number of the issuing entity: 0002133003

Wells Fargo Commercial Mortgage Trust 2026-5C9

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-282099

Central Index Key Number of the depositor: 0000850779

Wells Fargo Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Goldman Sachs Mortgage Company

(Central Index Key Number 0001541502)

RREF V - D Direct Lending Investments, LLC

(Central Index Key Number 0002086033)

LMF Commercial, LLC

(Central Index Key Number 0001592182)

Societe Generale Financial Corporation

(Central Index Key Number 0001755531)

JPMorgan Chase Bank, National Association

(Central Index Key Number 0000835271)

Zions Bancorporation, N.A.

(Central Index Key Number 0000109380)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

Natixis Real Estate Capital LLC

(Central Index Key Number 0001542256)

Argentic Real Estate Finance 2 LLC

(Central Index Key Number 0001968416)

A.J. Sfarra, (212) 214-5613

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “May 5 Form ABS-EE”), filed with the Securities and Exchange Commission on May 5, 2026, with respect to Wells Fargo Commercial Mortgage Trust 2026-5C9, Commercial Mortgage Pass-Through Certificates, Series 2026-5C9. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the May 5 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc. (Depositor)

Date: May 12, 2026	/s/ Anthony J. Sfarra
By: A.J. Sfarra, President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document